Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2017
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Explanatory

29. Net Gains or Losses on Financial Assets/Liabilities at Fair Value Through Profit or Loss

29.1 Net Gains or Losses on Financial Instruments Held for Trading

Net gain or loss from financial instruments held for trading includes interest income, dividend income and gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments held for trading for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Gains related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	376,738	￦	457,570	￦	717,006
Equity securities		62,326		120,289		546,169

Sub-total		439,064		577,859		1,263,175

Derivatives held for trading
Interest rate		1,007,933		1,162,058		1,753,449
Currency		2,326,371		3,751,706		5,777,818
Stock or stock index		179,570		899,185		2,094,667
Credit		25,402		52,988		76,700
Commodity		1,279		4,284		17,278
Other		1,752		4,808		23,397

Sub-total		3,542,307		5,875,029		9,743,309

Financial liabilities held for trading		69,844		100,246		29,726

Other financial instruments		2,167		238		109

Total	￦	4,053,382	￦	6,553,372	￦	11,036,319

Losses related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	65,939	￦	265,760	￦	315,506
Equity securities		44,699		114,052		353,864

Sub-total		110,638		379,812		669,370

Derivatives held for trading
Interest rate		1,036,573		1,164,423		1,625,541
Currency		2,224,261		3,827,928		5,661,323
Stock or stock index		269,401		658,832		1,445,714
Credit		21,974		46,251		76,483
Commodity		1,127		3,545		8,481
Other		339		1,291		20,053

Sub-total		3,553,675		5,702,270		8,837,595

Financial liabilities held for trading		131,125		99,024		58,267

Other financial instruments		2,214		173		117

Total	￦	3,797,652	￦	6,181,279	￦	9,565,349

Net gains or losses on financial instruments held for trading	￦	255,730	￦	372,093	￦	1,470,970

29.2 Net Gains or Losses on Financial Instruments Designated at Fair Value Through Profit or Loss

Net gain or loss from financial instruments designated at fair value through profit or loss includes interest income, dividend income and gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments designated at fair value through profit or loss for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Gains related to financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	￦	46,051	￦	118,721	￦	139,515
Financial liabilities designated at fair value through profit or loss		188,392		91,357		474,736

Sub-total		234,443		210,078		614,251

Losses related to financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		42,690		8,447		78,113
Financial liabilities designated at fair value through profit or loss		87,756		582,492		1,266,779

Sub-total		130,446		590,939		1,344,892

Net gains or losses on financial instruments designated at fair value through profit or loss	￦	103,997	￦	(380,861)	￦	(730,641)